Annual Operating Expenses {- Fidelity Growth Strategies K6 Fund} - 11.30 Fidelity Growth Strategies K6 Fund PRO-07 - Fidelity Growth Strategies K6 Fund - Fidelity Growth Strategies K6 Fund	Jan. 29, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%